Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy
		and hold shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 78%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's sub-adviser, DSM Capital Partners LLC, ("DSM") uses a "bottom-up,"
idea-driven approach and focuses on a long-term (e.g., three year minimum)
investment horizon. This means that portfolio managers and research analysts identify companies, one-by-one, which exhibit certain characteristics.
Correspondingly, while DSM is cognizant of "macro" trends in the U.S. and world economy, as well as business trends in the broad sectors of the economy
(so-called "top-down" analysis), investment decisions are primarily based on company fundamentals.

The Fund invests primarily in large-cap equity securities, including common stocks and preferred stocks. DSM defines "large-cap" as capitalizations of $10 billion or more.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability, and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals all as determined by DSM.

By focusing on company fundamentals and using its proprietary valuation methodology, DSM tries to capture inefficiencies in the market. DSM's in-depth knowledge of fundamental analysis, the compact nature of its investment team, the quality of the information flow within the company and the speed of decision-making is designed to allow DSM to take advantage of mispriced securities.

DSM's portfolio managers/research analysts work closely together such that there is one research effort. The research process, in addition to covering portfolio and "on-deck" holdings, involves working up new ideas in a "peeling of the onion" process among the team until an idea is rejected or accepted.

DSM screens for growth ideas by searching databases representing thousands of companies, using various criteria, including revenue growth, earnings growth, free cash flow, profitability, use of debt, and negative earnings surprises.

In researching existing holdings and candidate companies, DSM employs proprietary work including extensive use of "expert interviews" with knowledgeable third parties. DSM's portfolio manager/research analysts also attend a wide variety of industry-sponsored conferences. In addition, DSM contracts with survey research firms to conduct proprietary surveys on relevant issues within certain industries. Importantly, DSM believes that the research work on each holding and candidate company is a continuing process designed to keep up with evolving issues, such as markets, global competition and economic
		conditions that can "change the game" for companies and entire industries.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

• if the stock market as a whole goes down;

• if the market values the stocks in the Fund's portfolio lower than the sub-adviser believes they should be valued;

• if the earnings of the growth-oriented companies in which the Fund invests do not grow or grow less rapidly than expected;

• because the portfolio is comprised of 25 to 35 holdings, which is less diversified than the overall stock market;

• because growth investing emphasizes stock price appreciation over current income from dividends;

• due to the costs and risks of relatively active trading;

• because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion;

• because growth-oriented investments may underperform when value investing is in favor;

• because securities of Foreign Issuers involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of securities markets and less liquidity and more volatility than domestic markets, which may result in delays in settling securities transactions;

• because the Fund may hold a significant percentage of its assets in the securities of one company, and therefore it may be more sensitive to market changes than a diversified fund; or

• because changes in government regulations may adversely affect the value of a security.

It is not expected that the Fund will own a substantial amount of securities that pay dividends. Investors in the Fund should not expect dividend income to
		offset any decline in the prices of portfolio securities.
Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index). The performance prior to October 12, 2009 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the
Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund
		will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each of the last ten calendar years and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., the Russell 1000 Growth Index).
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 17.40% (for the quarter ended 9/30/10) Lowest quarterly return: (26.29)% (for the quarter ended 12/31/08)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Growth
Index. You cannot invest directly in an index. The Index is calculated on a
		total return basis and reflects no deduction for fees, expenses or taxes.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
M Large Cap Growth Fund (Prospectus Summary) | M Large Cap Growth Fund | M Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2002	rr_AnnualReturn2002	(26.52%)
Annual Return 2003	rr_AnnualReturn2003	34.58%
Annual Return 2004	rr_AnnualReturn2004	11.19%
Annual Return 2005	rr_AnnualReturn2005	13.92%
Annual Return 2006	rr_AnnualReturn2006	8.52%
Annual Return 2007	rr_AnnualReturn2007	22.43%
Annual Return 2008	rr_AnnualReturn2008	(48.97%)
Annual Return 2009	rr_AnnualReturn2009	37.40%
Annual Return 2010	rr_AnnualReturn2010	23.06%
Annual Return 2011	rr_AnnualReturn2011	(0.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Large Cap Growth Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.60%

[1]	For the period from May 1, 2012 to April 30, 2013, the Adviser has contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.